Intangible Assets And Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Intangible Assets And Goodwill [Abstract]
Intangible Assets And Goodwill

Note 3 – Goodwill and Intangible Assets

The following is a schedule of our intangible assets from continuing operations as of September 30, 2011:

Description	Term	Carrying Value	Accumulated Amortization		Net Carrying Value

Names database (1)	1-2 Years	$15,706,427	$(13,460,095)		$2,246,332
Customer lists Exclusivity agreement	5 Years 1 Year	3,500,000 150,000	(3,500,000 (150,000	) )	— —
Tradenames (2)	—	390,000	—		390,000

Total intangible assets		$19,746,427	$(17,110,095)		$2,636,332

Goodwill		$3,351,405	$—		$3,351,405

(1)	Amortization of our Names Database for the three months ended September 30, 2011 and 2010 was approximately $661,000 and $489,000, respectively. Additionally, amortization of our Names Database for the nine months ended September 30, 2011 and 2010 was approximately $1,860,000 and $1,486,000, respectively.
(2)	We do not amortize the carrying value of our Tradenames.

Our amortization expense over the next five years as of September 30, 2011 is as follows:

2011	$634,041
2012	1,370,887
2013	241,404
2014	—
2015	—

Total	$2,246,332

Note 5 – Intangible Assets and Goodwill

During 2009, the Company tested all reporting units for impairment. During the first quarter of 2010, the Company was notified by its merchant processors that the merchant processors would be unable to continue to process transactions from the negative option marketing business, which was included in the direct segment. As a result of this change to the business, the Company deemed all intangible assets and goodwill associated with the iLead Media, Inc. acquisition as of December 31, 2009 to be impaired. The Company has included approximately $800,000 in impairment of assets in the accompanying consolidated statement of operations for the year ended December 31, 2009 associated with this impairment.

During 2010, the Company tested all reporting units for impairment. Based on the results of these tests, there were no indications of impairment. However in 2010, the tradenames associated with Morex and Primary Ads were impaired because the Company is no longer using these names and consequently, the Company recorded an impairment loss of $400,000.

The following is a schedule of the Company's intangible assets from its continuing operations as of December 31, 2010:

	Term	Carrying Value	Accumulated Amortization and Impairment	Net Carrying Value
Names database (1)	1-2 Years	$13,563,058	$(11,600,097)	$1,962,961
Website development	5 Years	4,210,000	(4,110,729)	99,271
Customer lists	5 Years	3,500,000	(3,477,814)	22,186
Exclusivity agreement	1 Year	150,000	(112,500)	37,500
Tradenames	Indefinite	390,000	—	390,000

Total intangible assets		$21,813,058	$(19,301,140)	$2,511,918
Goodwill		$3,893,405	$(542,000)	$3,351,405

The following is a schedule of the Company's intangible assets from its continuing operations as of December 31, 2009:

	Term	Carrying Value	Accumulated Amortization and Impairment	Net Carrying Value
Names database (1)	1-2 Years	$11,803,351	$(10,143,103)	$1,660,248
Website development	5 Years	4,210,000	(3,268,727)	941,273
Customer lists	5 Years	3,895,000	(3,572,814)	322,186
Vendor relations	3 Years	2,682,000	(2,682,000)	—
Software	5 Years	1,195,000	(1,195,000)	—
Reference Materials	4 Years	571,000	(571,000)	—
Tradenames	Indefinite	882,000	—	882,000

Total intangible assets		$25,238,351	$(21,432,644)	$3,805,707
Goodwill		$3,893,405	$(542,000)	$3,351,405

(1)	Amortization of Names Database included in cost of revenue for the years ended December 31, 2010 and 2009 was approximately $2.0 million and $1.8 million, respectively. The Company does not amortize the carrying value of its Tradenames.

The Company's amortization expense over the next five years is as follows:

2011	$1,715,919
2012	405,999
2013	—
2014	—
2015	—

Total	$2,121,918